Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Repayments of borrowings, classified as financing activities				$ 30,983	$ 546,274
Related party outstanding				$ 2,000	$ 2,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proceeds from private placement from related parties	$ 32,100		$ 36,000
Repayments of borrowings, classified as financing activities		$ 13,700